OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 63	$ 38
Income receivable	367	442
Government (mainly tax advances)	899	0
Others	13	89
Other accounts receivable and prepaid expenses	$ 1,342	$ 569